Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2014	Nov. 30, 2013
Stockholders' Equity:
Class A common stock, par value per share	$ 0.01	$ 0.01
Class A common stock, shares authorized	160,000,000	160,000,000
Class A common stock, shares issued	69,391,577	67,901,101
Class A common stock, shares outstanding	68,372,176	67,382,298
Treasury stock, shares	1,019,401	518,803